UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Thousands, shares in Millions	6 Months Ended
	Jun. 30, 2021		Jun. 30, 2020
Gain associated with pensions	$ 100		$ 100
Shares of affiliates comprehensive loss	0		(21,100)
Repurchase and cancellation of treasury shares	20,495	[1]	16,650
Payments for Commissions	$ 30
Treasury Shares
Stock repurchased during the period	1.7
Repurchase and cancellation of treasury shares	$ 20,495	[1]	$ (39,098)

[1]	During the six months ended June 30, 2021 we repurchased 1.7 million of treasury shares for a consideration of $20.5 million, inclusive of brokers commission of $0.03 million .